Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Borrowings [Abstract]
Summary of Interest-Bearing Loans and Borrowings
	Effective interest rate	Maturity	December 31, 2021
	%		US$’000
Non-current
Loans from a collaborator	3.03	No specific maturity date	120,462